UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657

                       OPPENHEIMER DEVELOPING MARKETS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Brazil                                                                    16.9%
--------------------------------------------------------------------------------
India                                                                     15.9
--------------------------------------------------------------------------------
Korea, Republic of (South)                                                 9.6
--------------------------------------------------------------------------------
Mexico                                                                     8.5
--------------------------------------------------------------------------------
Taiwan                                                                     7.9
--------------------------------------------------------------------------------
South Africa                                                               7.0
--------------------------------------------------------------------------------
Indonesia                                                                  4.9
--------------------------------------------------------------------------------
Turkey                                                                     4.6
--------------------------------------------------------------------------------
Egypt                                                                      3.3
--------------------------------------------------------------------------------
United Kingdom                                                             2.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                  2.3%
--------------------------------------------------------------------------------
Corporacion GEO SA de CV, Series B                                         2.1
--------------------------------------------------------------------------------
Banco Bradesco SA, Preference                                              1.9
--------------------------------------------------------------------------------
SK Corp.                                                                   1.8
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                                          1.8
--------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                     1.7
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                           1.6
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                          1.6
--------------------------------------------------------------------------------
LG Home Shopping, Inc.                                                     1.6
--------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                                    1.5

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                     8 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

REGIONAL ALLOCATION

Asia                      46.2%
Latin America             26.9
Middle East/Africa        17.9
Europe                     5.7
United States              2.7
Emerging Europe            0.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (9/1/04)        (2/28/05)      FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00      $ 1,395.40     $  8.34
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,017.85        7.03
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,389.10       13.39
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,013.64       11.30
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,390.10       12.92
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,014.03       10.89
--------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,392.80       10.66
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,015.92        8.99

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.40%
--------------------------
Class B          2.25
--------------------------
Class C          2.17
--------------------------
Class N          1.79

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Amtek Auto Ltd.                                      3,700,000  $    14,578,839
--------------------------------------------------------------------------------
Hyundai Autonet
Co. Ltd. 1                                          10,200,000       34,066,613
                                                                ----------------
                                                                     48,645,452

--------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Bajaj Auto Ltd.                                        528,000       12,456,284
--------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                            617,693        7,699,059
--------------------------------------------------------------------------------
PT Astra
International Tbk                                   34,960,000       40,754,277
--------------------------------------------------------------------------------
Ssangyong
Motor Co. 2                                            796,530        6,026,720
                                                                ----------------
                                                                     66,936,340

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Danubius Hotel
& Spa Rt. 2                                            228,490        7,254,316
--------------------------------------------------------------------------------
Hongkong &
Shanghai Hotels
Ltd. (The)                                          19,156,000       17,439,219
--------------------------------------------------------------------------------
Intralot SA
Integrated Lottery                                   1,471,310       47,731,852
--------------------------------------------------------------------------------
Jollibee Foods Corp.                                36,994,700       19,962,386
                                                                ----------------
                                                                     92,387,773

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Corporacion GEO
SA de CV, Series B 1,2                              28,915,000       72,801,276
--------------------------------------------------------------------------------
Steinhoff
International
Holdings Ltd.                                       17,805,600       41,618,920
                                                                ----------------
                                                                    114,420,196

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.6%
LG Home
Shopping, Inc. 1                                       687,900       55,282,129

                                                                         VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--4.3%
Corporacion
Interamericana
de Entretenimiento
SA de CV 2                                           5,300,000  $    15,253,894
--------------------------------------------------------------------------------
Grupo Televisa SA,
Sponsored GDR                                          478,100       30,813,545
--------------------------------------------------------------------------------
Shaw Brothers Ltd. 3                                 6,293,000        6,616,609
--------------------------------------------------------------------------------
Singapore Press
Holdings Ltd.                                       14,370,500       40,400,419
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                      4,125,000       18,564,999
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  12,479,156       40,539,752
                                                                ----------------
                                                                    152,189,218

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Lojas Americanas
SA, Preference 1                                 2,226,500,000       40,849,266
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Courts
(Singapore) Ltd. 1                                  11,425,000        3,838,856
--------------------------------------------------------------------------------
JD Group Ltd.                                        3,447,600       38,429,839
                                                                ----------------
                                                                     42,268,695

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Folli-Follie SA                                        330,000       10,434,852
--------------------------------------------------------------------------------
CONSUMER STAPLES--11.1%
--------------------------------------------------------------------------------
BEVERAGES--2.7%
Coca-Cola Femsa
SA de CV,
Sponsored ADR                                        1,288,350       33,110,595
--------------------------------------------------------------------------------
Companhia de
Bebidas das
Americas, ADR                                        1,191,000       35,872,920
--------------------------------------------------------------------------------
Fomento
Economico
Mexicano
SA de CV,
Sponsored ADR                                           52,100        3,147,882
--------------------------------------------------------------------------------
Serm Suk Public
Co. Ltd.                                             7,323,000        4,289,623
--------------------------------------------------------------------------------
United Breweries
Holdings Ltd. 1,2                                    1,850,000        4,177,488


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
United
Breweries Ltd. 1,2                                   1,462,826  $    12,695,246
                                                                ----------------
                                                                     93,293,754

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.6%
Companhia Brasileira
de Distribuicao
Grupo Pao
de Acucar,
Sponsored ADR                                        1,838,800       44,094,424
--------------------------------------------------------------------------------
Dairy Farm
International
Holdings Ltd.                                        5,782,600       15,323,890
--------------------------------------------------------------------------------
Jeronimo Martins
Sociedade Gestora
de Participacoes SA 2                                1,615,632       23,318,841
--------------------------------------------------------------------------------
Massmart
Holdings Ltd. 2                                      3,058,500       23,864,823
--------------------------------------------------------------------------------
President Chain
Store Corp.                                         11,646,074       19,672,422
                                                                ----------------
                                                                    126,274,400

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Sadia SA, Preference                                14,005,000       26,668,463
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                      945,000       16,497,492
                                                                ----------------
                                                                     43,165,955

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Trent Ltd.                                             637,569        8,365,857
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.2%
Amore Pacific Corp.                                    125,955       29,090,652
--------------------------------------------------------------------------------
Natura
Cosmeticos SA                                          479,700       14,127,897
                                                                ----------------
                                                                     43,218,549

--------------------------------------------------------------------------------
TOBACCO--2.2%
Eastern
Tobacco Co. 3                                          806,691       25,161,946
--------------------------------------------------------------------------------
ITC Ltd.                                             1,223,900       36,285,349
--------------------------------------------------------------------------------
PT Gudang Garam                                      8,860,000       14,727,616
                                                                ----------------
                                                                     76,174,911

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------
OIL & GAS--4.2%
Bharat Petroleum
Corp. Ltd.                                           3,409,955  $    33,404,517
--------------------------------------------------------------------------------
Oil & Natural Gas
Corp. Ltd.                                             663,090       12,934,545
--------------------------------------------------------------------------------
Reliance
Industries Ltd.                                      2,930,000       37,311,955
--------------------------------------------------------------------------------
SK Corp.                                             1,025,000       64,380,298
                                                                ----------------
                                                                    148,031,315

--------------------------------------------------------------------------------
FINANCIALS--26.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--14.0%
Banco Bradesco SA 2                                     69,263        2,182,981
--------------------------------------------------------------------------------
Banco Bradesco SA,
Preference                                           2,105,860       66,413,082
--------------------------------------------------------------------------------
Banco
Latinoamericano
de Exportaciones
SA, Cl. E                                            1,175,000       25,955,750
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                   5,185,263       18,892,414
--------------------------------------------------------------------------------
Bank Leumi Le-Israel                                 6,062,600       17,914,131
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 1                                      1,589,508       13,304,182
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 1,4                                    1,800,000       15,066,000
--------------------------------------------------------------------------------
Grupo Financiero
Banorte SA de CV                                     3,800,000       26,285,864
--------------------------------------------------------------------------------
Grupo Financiero
Inbursa SA de CV                                    24,049,000       49,501,369
--------------------------------------------------------------------------------
HDFC Bank Ltd.                                         331,195        4,451,582
--------------------------------------------------------------------------------
HSBC Holdings plc                                    2,649,968       45,221,570
--------------------------------------------------------------------------------
HSBC Holdings plc,
Sponsored ADR                                          142,458       11,893,818
--------------------------------------------------------------------------------
ICICI Bank Ltd.                                        871,655        7,600,656
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                        1,925,000       43,601,250
--------------------------------------------------------------------------------
PT Bank Mandiri                                    191,888,500       37,489,145
--------------------------------------------------------------------------------
Taishin Financial
Holdings Co. Ltd.                                    7,000,000        6,621,622


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Thai Military Bank
Public Co. Ltd. 2                                  110,000,000  $    12,494,156
--------------------------------------------------------------------------------
Uniao de Bancos
Brasileiros SA,
Sponsored GDR                                          998,200       37,632,140
--------------------------------------------------------------------------------
Yapi ve Kredi
Bankasi AS 2                                        11,487,363       51,482,726
                                                                ----------------
                                                                    494,004,438

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Tisco Finance
Public Co. Ltd.                                     13,304,780        9,481,047
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
Fubon Financial
Holding Co. Ltd.                                    36,147,000       38,319,652
--------------------------------------------------------------------------------
Fubon Financial
Holding Co.
Ltd., GDR                                            1,639,500       16,994,260
--------------------------------------------------------------------------------
Guoco Group Ltd.                                     2,584,000       25,512,152
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS                                           6,295,132       27,231,475
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS,
Sponsored ADR                                       12,000,000       12,900,000
--------------------------------------------------------------------------------
Kiatnakin Finance
Public Co. Ltd.                                     12,500,020       12,094,685
--------------------------------------------------------------------------------
Old Mutual plc                                      13,855,890       37,752,473
                                                                ----------------
                                                                    170,804,697

--------------------------------------------------------------------------------
INSURANCE--2.6%
Aksigorta AS 1                                       8,762,905       42,687,573
--------------------------------------------------------------------------------
Cathay Financial
Holding Co. Ltd.                                     3,683,000        7,465,541
--------------------------------------------------------------------------------
Sanlam Ltd.                                         18,300,000       41,895,820
                                                                ----------------
                                                                     92,048,934

--------------------------------------------------------------------------------
REAL ESTATE--3.1%
Brazil Realty SA
Empreendimentos
e Participacoes 1,3                                    394,000          742,650
--------------------------------------------------------------------------------
Brazil Realty
SA, GDR 1,3                                            435,720        7,701,351

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Hang Lung
Development Co.                                      4,669,000  $     8,501,119
--------------------------------------------------------------------------------
IRSA Inversiones
y Representaciones
SA, Sponsored GDR 2                                    163,300        2,681,386
--------------------------------------------------------------------------------
Medinet Nasr
for Housing &
Development Co. 1,3                                  1,316,496       15,885,321
--------------------------------------------------------------------------------
SM Prime
Holdings, Inc.                                     346,977,812       54,582,206
--------------------------------------------------------------------------------
Solidere, GDR 2                                         53,075          490,944
--------------------------------------------------------------------------------
Solidere, GDR 2,4                                    2,129,378       19,696,747
                                                                ----------------
                                                                    110,281,724

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Housing
Development
Finance Corp. Ltd.                                   3,420,407       60,903,846
--------------------------------------------------------------------------------
HEALTH CARE--3.6%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Diagnosticos da
America 2                                              871,900       10,776,671
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Divi's Laboratories
Ltd. 1                                                 954,666       22,975,169
--------------------------------------------------------------------------------
Pliva d.d., GDR 4                                    1,000,000       14,900,000
--------------------------------------------------------------------------------
Sun Pharmaceutical
Industries Ltd.                                      2,884,238       31,590,217
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                        1,575,600       47,441,316
                                                                ----------------
                                                                    116,906,702

--------------------------------------------------------------------------------
INDUSTRIALS--6.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Empresa Brasileira
de Aeronautica SA                                      112,400          718,509
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica SA,
Preference                                           6,790,800       57,180,162
                                                                ----------------
                                                                     57,898,671


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
Sinotrans Ltd.                                      87,603,000  $    29,652,643
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Kyeryong
Construction
Industrial Co. Ltd.                                    330,260        6,772,878
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Bharat Heavy
Electricals Ltd.                                       749,926       14,742,619
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Bidvest Group Ltd.                                     536,900        6,961,631
--------------------------------------------------------------------------------
Murray & Roberts
Holdings Ltd.                                        2,181,943        5,706,260
                                                                ----------------
                                                                     12,667,891

--------------------------------------------------------------------------------
MACHINERY--2.3%
Hyundai Heavy
Industries Co. Ltd.                                  1,110,000       55,472,374
--------------------------------------------------------------------------------
Larsen &
Toubro Ltd.                                            949,250       23,603,531
                                                                ----------------
                                                                     79,075,905

--------------------------------------------------------------------------------
ROAD & RAIL--0.4%
All America Latina
Logistica, Preference                                  420,400       13,647,980
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
LG International
Corp.                                                  137,160        1,467,865
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.3%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Benq Corp.                                          31,934,850       35,654,417
--------------------------------------------------------------------------------
High Tech
Computer Corp.                                       6,609,000       39,762,307
--------------------------------------------------------------------------------
Lite-On
Technology Corp.                                    34,440,270       37,343,536
--------------------------------------------------------------------------------
Quanta Computer,
Inc.                                                21,553,000       38,487,500
                                                                ----------------
                                                                    151,247,760

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Synnex Technology
International Corp.                                 23,302,800       34,864,228

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--1.5%
HCL Technologies
Ltd.                                                 4,118,600  $    31,848,054
--------------------------------------------------------------------------------
Hughes Software
Systems Ltd.                                         1,259,205       14,821,216
--------------------------------------------------------------------------------
NIIT Ltd.                                              470,303        2,121,830
--------------------------------------------------------------------------------
NIIT Technologies
Ltd. 2                                               1,276,324        3,902,193
                                                                ----------------
                                                                     52,693,293

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.1%
Telechips, Inc.                                        226,052        3,920,651
--------------------------------------------------------------------------------
SOFTWARE--0.4%
Mphasis BFL Ltd.                                     2,281,432       12,824,401
--------------------------------------------------------------------------------
MATERIALS--9.0%
--------------------------------------------------------------------------------
CHEMICALS--0.6%
Asian Paints Ltd.                                    2,622,800       21,401,664
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.2%
Cemex SA de CV,
Sponsored ADR                                        1,022,294       40,861,091
--------------------------------------------------------------------------------
Ultra Tech
Cement Ltd.                                            240,547        2,050,696
                                                                ----------------
                                                                     42,911,787

--------------------------------------------------------------------------------
METALS & MINING--7.2%
Anglo American
Platinum Corp. Ltd.                                  1,130,000       44,570,204
--------------------------------------------------------------------------------
Anglo American
Platinum Corp. Ltd.                                     35,873          739,453
--------------------------------------------------------------------------------
Companhia de
Minas Buenaventura
SA, Sponsored ADR,
B Shares                                               965,000       22,349,400
--------------------------------------------------------------------------------
Companhia
Siderurgica
Nacional SA,
Sponsored ADR                                        1,568,400       40,433,352
--------------------------------------------------------------------------------
Companhia Vale
do Rio Doce,
Sponsored ADR                                        2,810,000       80,899,900
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                          279,000       24,449,132
--------------------------------------------------------------------------------
PT Aneka
Tambang Tbk 1                                      174,425,000       40,478,574
                                                                ----------------
                                                                    253,920,015


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
Portugal
Telecom SA                                           1,675,000  $    20,338,652
--------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk                                       79,000,000       37,732,743
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                     3,150,000       62,415,991
                                                                ----------------
                                                                    120,487,386

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.1%
America Movil SA
de CV, Series L                                        440,000       25,828,000
--------------------------------------------------------------------------------
Orascom Telecom
Holding SAE 2                                          330,000       23,124,034
--------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                    158,750       28,605,027
--------------------------------------------------------------------------------
SK Telecom Co.
Ltd., ADR                                            2,341,300       49,869,690
--------------------------------------------------------------------------------
Turkcell Iletisim
Hizmetleri AS, ADR                                   1,490,700       27,205,275
--------------------------------------------------------------------------------
Vodafone Egypt
Telecommunications
Co. SAE                                              1,603,094       23,151,427
                                                                ----------------
                                                                    177,783,453

--------------------------------------------------------------------------------
UTILITIES--2.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.7%
Companhia
Energetica de
Minas Gerais,
Preference                                       1,936,121,000       50,291,285
--------------------------------------------------------------------------------
National Thermal
Power Corp. Ltd. 2                                   3,615,800        7,701,120
                                                                ----------------
                                                                     57,992,405

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                      3,237,690  $    17,869,765
--------------------------------------------------------------------------------
Transportadora de
Gas del Sur SA,
Cl. B 2,3                                            3,474,612        4,197,319
                                                                ----------------
                                                                     22,067,084
                                                                ----------------
Total Common Stocks
(Cost $2,277,293,911)                                             3,395,187,300

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
--------------------------------------------------------------------------------
United Breweries
Ltd., Cv. 2
(Cost $3,831,273)                                    1,755,392       13,995,755

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
--------------------------------------------------------------------------------
Undivided interest of 23.27% in joint repurchase
agreement (Principal Amount/Value $400,128,000,
with a maturity value of $400,156,676) with
Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 2.58%, dated 2/28/05, to be
repurchased at $93,101,672 on 3/1/05,
collateralized by U.S. Treasury Bonds,
1.625%--8.875%, 4/30/05--8/15/19, with
a value of $408,693,720
(Cost $93,095,000)                                 $93,095,000       93,095,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,374,220,184)                                     99.4%   3,502,278,055
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.6       21,260,438
                                               ---------------------------------
NET ASSETS                                               100.0%  $3,523,538,493
                                               =================================


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of February 28, 2005 amounts to $382,551,694. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS           GROSS          SHARES
                                                   AUGUST 31, 2004     ADDITIONS      REDUCTIONS   FEB. 28, 2005
----------------------------------------------------------------------------------------------------------------
Aksigorta AS                                         8,762,905,700            --   8,754,142,795*      8,762,905
Brazil Realty SA Empreendimentos e Participacoes           394,000            --              --         394,000
Brazil Realty SA, GDR                                      435,720            --              --         435,720
Commercial International Bank, Sponsored GDR             1,100,000       489,508              --       1,589,508
Commercial International Bank, Sponsored GDR             1,800,000            --              --       1,800,000
Corporacion GEO SA de CV, Series B                      28,530,000       385,000              --      28,915,000
Courts (Singapore) Ltd.                                 10,700,000       725,000              --      11,425,000
Divi's Laboratories Ltd.                                   381,652       573,014              --         954,666
Hyundai Autonet Co. Ltd.                                10,200,000            --              --      10,200,000
LG Home Shopping, Inc.                                     687,900            --              --         687,900
Lojas Americanas SA, Preference                      2,226,500,000            --              --   2,226,500,000
Medinet Nasr for Housing & Development Co.               1,060,000       256,496              --       1,316,496
PT Aneka Tambang Tbk                                   135,094,900    39,330,100              --     174,425,000
PT Hero Supermarket Tbk                                 20,000,000            --      20,000,000              --
United Breweries Holdings Ltd.                           1,850,000            --              --       1,850,000
United Breweries Ltd.                                    1,462,826            --              --       1,462,826

                                                                      UNREALIZED
                                                                    APPRECIATION        DIVIDEND        REALIZED
                                                                  (DEPRECIATION)          INCOME            GAIN
----------------------------------------------------------------------------------------------------------------
Aksigorta AS                                                       $  23,490,729      $       --      $       --
Brazil Realty SA Empreendimentos e Participacoes                         336,262          34,596              --
Brazil Realty SA, GDR                                                  1,637,632         373,455              --
Commercial International Bank, Sponsored GDR                           6,123,335              --              --
Commercial International Bank, Sponsored GDR                           7,752,754              --              --
Corporacion GEO SA de CV, Series B                                    59,785,440              --              --
Courts (Singapore) Ltd.                                                 (199,192)         30,600              --
Divi's Laboratories Ltd.                                              (3,141,109)             --              --
Hyundai Autonet Co. Ltd.                                               8,271,654         262,439              --
LG Home Shopping, Inc.                                                19,914,971              --              --
Lojas Americanas SA, Preference                                       34,619,765       1,076,545              --
Medinet Nasr for Housing & Development Co.                             7,919,335         472,762              --
PT Aneka Tambang Tbk                                                  22,724,893         306,515              --
PT Hero Supermarket Tbk*                                                      --              --       3,986,401
United Breweries Holdings Ltd.                                         1,387,100              --              --
United Breweries Ltd.                                                  9,535,588              --              --
                                                                   ---------------------------------------------
                                                                   $ 200,159,157      $2,556,912      $3,986,401
                                                                   =============================================

*Due to share revaluation.


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

2. Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $60,305,196, which represents 1.71% of the Fund's net assets. See
Note 6 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $49,662,747 or 1.41% of the Fund's net assets as of February 28, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
Brazil                                            $  592,649,024           16.9%
India                                                558,454,455           15.9
Korea, Republic of South                             334,954,897            9.6
Mexico                                               297,603,516            8.5
Taiwan                                               275,185,485            7.9
South Africa                                         244,733,574            7.0
Indonesia                                            171,182,355            4.9
Turkey                                               161,507,049            4.6
Egypt                                                115,692,910            3.3
United Kingdom                                        94,867,861            2.7
United States                                         93,095,000            2.7
Israel                                                84,247,861            2.4
Hong Kong                                             76,634,098            2.2
Philippines                                           74,544,592            2.1
Singapore                                             59,563,165            1.7
Greece                                                58,166,704            1.7
Portugal                                              43,657,493            1.3
Thailand                                              38,359,511            1.1
China                                                 29,652,643            0.8
Panama                                                25,955,750            0.7
Peru                                                  22,349,400            0.6
Lebanon                                               20,187,691            0.6
Croatia                                               14,900,000            0.4
Hungary                                                7,254,316            0.2
Argentina                                              6,878,705            0.2
                                                  ------------------------------
Total                                             $3,502,278,055          100.0%
                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,191,827,647)                                           $ 3,119,726,361
Affiliated companies (cost $182,392,537)                                                   382,551,694
                                                                                       ----------------
                                                                                         3,502,278,055
-------------------------------------------------------------------------------------------------------
Cash                                                                                         5,945,567
-------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,528,287)                                                   2,687,118
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                           21,423
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          48,442,750
Interest and dividends                                                                       7,166,049
Investments sold                                                                               752,049
Other                                                                                           37,321
                                                                                       ----------------
Total assets                                                                             3,567,330,332

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                            1,462
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       31,199,152
Shares of beneficial interest redeemed                                                       6,666,505
Foreign capital gains tax                                                                    3,568,298
Distribution and service plan fees                                                           1,107,968
Transfer and shareholder servicing agent fees                                                  502,395
Shareholder communications                                                                     220,578
Trustees' compensation                                                                          93,579
Other                                                                                          431,902
                                                                                       ----------------
Total liabilities                                                                           43,791,839

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 3,523,538,493
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 2,402,370,236
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                            (31,561,479)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              26,835,691
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                        1,125,894,045
                                                                                       ----------------
NET ASSETS                                                                             $ 3,523,538,493
                                                                                       ================


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,966,646,833
and 102,792,904 shares of beneficial interest outstanding)                                        $28.86
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $30.62
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $184,008,139 and 6,417,135 shares
of beneficial interest outstanding)                                                               $28.67
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $311,085,565 and 10,956,974 shares
of beneficial interest outstanding)                                                               $28.39
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $61,797,956 and 2,167,961 shares
of beneficial interest outstanding)                                                               $28.51

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,130,996)   $ 26,066,920
Affiliated companies (net of foreign withholding taxes of $132,583)          2,556,912
---------------------------------------------------------------------------------------
Interest                                                                       856,162
                                                                          -------------
Total investment income                                                     29,479,994

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                             11,138,071
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      2,283,018
Class B                                                                        718,144
Class C                                                                      1,125,876
Class N                                                                         98,179
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      2,286,320
Class B                                                                        189,877
Class C                                                                        227,592
Class N                                                                         78,494
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        105,261
Class B                                                                         23,555
Class C                                                                         18,408
Class N                                                                          1,520
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                    897,215
---------------------------------------------------------------------------------------
Trustees' compensation                                                          40,426
---------------------------------------------------------------------------------------
Other                                                                          121,248
                                                                          -------------
Total expenses                                                              19,353,204
Less reduction to custodian expenses                                           (14,545)
Less payments and waivers of expenses                                          (10,008)
                                                                          -------------
Net expenses                                                                19,328,651

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       10,151,343


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------
Net realized gain on:
Investments:
 Unaffiliated companies                                                   $ 24,553,724
 Affiliated companies                                                        3,986,401
Foreign currency transactions                                               12,259,750
                                                                          ------------
Net realized gain                                                           40,799,875
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $3,568,298)               684,380,726
Translation of assets and liabilities denominated in foreign currencies    106,308,646
                                                                          ------------
Net change in unrealized appreciation                                      790,689,372

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $841,640,590
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                            FEBRUARY 28, 2005         AUGUST 31,
                                                                                  (UNAUDITED)               2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    10,151,343    $    20,907,438
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  40,799,875         44,208,693
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             790,689,372        202,119,765
                                                                              -----------------------------------
Net increase in net assets resulting from operations                              841,640,590        267,235,896

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (31,307,052)       (27,952,368)
Class B                                                                              (879,161)        (2,748,497)
Class C                                                                            (1,898,968)        (3,209,280)
Class N                                                                              (545,739)          (455,621)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (10,889,327)                --
Class B                                                                              (742,518)                --
Class C                                                                            (1,173,948)                --
Class N                                                                              (216,966)                --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           752,895,907        774,658,690
Class B                                                                            18,251,948         13,494,351
Class C                                                                            64,622,340         76,067,428
Class N                                                                            23,042,648         14,703,179

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                  1,652,799,754      1,111,793,778
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             1,870,738,739        758,944,961
                                                                              -----------------------------------
End of period (including accumulated net investment loss
of $31,561,479 and $7,081,902, respectively)                                  $ 3,523,538,493    $ 1,870,738,739
                                                                              ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                              YEAR
                                                        ENDED                                                             ENDED
                                            FEBRUARY 28, 2005                                                        AUGUST 31,
CLASS A                                           (UNAUDITED)           2004         2003        2002         2001         2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     21.09    $     16.92    $   13.43   $   12.93    $   16.85    $   11.40
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .11 1          .48          .19         .25          .21          .20
Net realized and unrealized gain (loss)                  8.16           4.31         3.50         .45        (3.54)        5.37
                                                  -------------------------------------------------------------------------------
Total from investment operations                         8.27           4.79         3.69         .70        (3.33)        5.57
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.37)          (.62)        (.20)       (.20)        (.20)        (.12)
Distributions from net realized gain                     (.13)            --           --          --         (.39)          --
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.50)          (.62)        (.20)       (.20)        (.59)        (.12)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     28.86    $     21.09    $   16.92   $   13.43    $   12.93    $   16.85
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      39.54%         28.61%       27.93%       5.44%      (20.08)%      49.12%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 2,966,647    $ 1,549,854    $ 588,450   $ 337,405    $ 167,178    $ 114,137
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 2,137,592    $ 1,145,452    $ 374,841   $ 257,746    $ 153,027    $  77,848
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.92%          1.64%        1.42%       1.91%        1.76%        1.56%
Total expenses                                           1.40%          1.52%        1.81%       1.81%        1.69%        1.96%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 4          N/A 4       1.76%       1.77%         N/A 4        N/A 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    10%            15%           6%         10%          16%          22%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS B                                       (UNAUDITED)             2004             2003          2002       2001        2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $       20.87      $     16.79      $     13.32   $     12.82   $  16.70    $  11.30
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .01 1            .12              .09           .15        .12         .11
Net realized and unrealized gain (loss)              8.07             4.46             3.47           .44      (3.53)       5.33
                                            --------------------------------------------------------------------------------------
Total from investment operations                     8.08             4.58             3.56           .59      (3.41)       5.44
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.15)            (.50)            (.09)         (.09)      (.08)       (.04)
Distributions from net realized gain                 (.13)              --               --            --       (.39)         --
                                            --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.28)            (.50)            (.09)         (.09)      (.47)       (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $       28.67      $     20.87      $     16.79   $     13.32   $  12.82    $  16.70
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  38.91%           27.50%           26.98%         4.61%    (20.67)%     48.20%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $     184,008      $   119,749      $    84,705   $    63,005   $ 45,393    $ 48,146
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $     145,721      $   117,271      $    62,676   $    54,744   $ 48,135    $ 37,333
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.10%            0.61%            0.66%         1.14%      0.92%       0.78%
Total expenses                                       2.25%            2.41%            2.67%         2.58%      2.46%       2.72%
Expenses after payments and waivers and
reduction to custodian expenses                       N/A 4,5          N/A 4,5         2.52%         2.54%       N/A 4       N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%              15%               6%           10%        16%         22%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

                                               SIX MONTHS                                                                   YEAR
                                                    ENDED                                                                  ENDED
                                        FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS C                                       (UNAUDITED)            2004            2003           2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $       20.70     $     16.67     $     13.25    $     12.78    $  16.68    $  11.31
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .02 1           .31             .10            .17         .12         .09
Net realized and unrealized gain (loss)              8.01            4.25            3.44            .41       (3.52)       5.32
                                            --------------------------------------------------------------------------------------
Total from investment operations                     8.03            4.56            3.54            .58       (3.40)       5.41
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.21)           (.53)           (.12)          (.11)       (.11)       (.04)
Distributions from net realized gain                 (.13)             --              --             --        (.39)         --
                                            --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.34)           (.53)           (.12)          (.11)       (.50)       (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $       28.39     $     20.70     $     16.67    $     13.25    $  12.78    $  16.68
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  39.01%          27.60%          27.05%          4.54%     (20.68)%     47.93%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $     311,086     $   175,025     $    77,081    $    46,722    $ 20,864    $ 16,363
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $     228,407     $   145,460     $    52,236    $    33,334    $ 19,646    $ 10,230
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.16%           0.83%           0.66%          1.15%       0.94%       0.82%
Total expenses                                       2.17%           2.31%           2.57%          2.57%       2.46%       2.71%
Expenses after payments and waivers and
reduction to custodian expenses                       N/A 4           N/A 4          2.52%          2.53%        N/A 4       N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%             15%              6%            10%         16%         22%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         SIX MONTHS                                                      YEAR
                                                              ENDED                                                     ENDED
                                                  FEBRUARY 28, 2005                                                AUGUST 31,
CLASS N                                                 (UNAUDITED)           2004           2003          2002          2001 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      20.84     $    16.77     $    13.36    $    12.91    $    15.26
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .06 2          .45            .22           .32           .05
Net realized and unrealized gain (loss)                        8.06           4.22           3.41           .34         (2.40)
                                                       ------------------------------------------------------------------------
Total from investment operations                               8.12           4.67           3.63           .66         (2.35)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.32)          (.60)          (.22)         (.21)           --
Distributions from net realized gain                           (.13)            --             --            --            --
                                                       ------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (.45)          (.60)          (.22)         (.21)           --
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $      28.51     $    20.84     $    16.77    $    13.36    $    12.91
                                                       ========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            39.28%         28.16%         27.73%         5.13%       (15.40)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     61,798     $   26,110     $    8,709    $    1,741    $       77
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     41,239     $   18,770     $    4,196    $      686    $       35
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                          0.52%          1.31%          1.27%         1.68%         1.63%
Total expenses                                                 1.83%          1.99%          2.08%         2.04%         1.96%
Expenses after payments and waivers and
reduction to custodian expenses                                1.79%          1.88%          1.99%         2.00%          N/A 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          10%            15%             6%           10%           16%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund utilized $19,295,605 of capital loss carryforward to offset realized capital gains.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2005, the Fund's projected benefit obligations were increased by $12,467 and payments of $3,518 were made to retired trustees, resulting in an accumulated liability of $62,716 as of February 28, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED FEBRUARY 28, 2005          YEAR ENDED AUGUST 31, 2004
                                SHARES                 AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                        41,722,364         $1,064,306,938       63,139,029    $ 1,266,479,821
Dividends and/or
distributions reinvested     1,371,496             34,602,850        1,184,139         23,007,783
Redeemed                   (13,773,154)          (346,013,881) 1   (25,627,852)      (514,828,914)
                           -----------------------------------------------------------------------
Net increase                29,320,706         $  752,895,907       38,695,316    $   774,658,690
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                         1,204,155         $   31,183,381        2,655,996    $    52,882,450
Dividends and/or
distributions reinvested        57,206              1,437,023          126,635          2,449,139
Redeemed                      (582,180)           (14,368,456) 1    (2,090,223)       (41,837,238)
                           -----------------------------------------------------------------------
Net increase                   679,181         $   18,251,948          692,408    $    13,494,351
                           =======================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                         3,249,457         $   83,156,410        5,461,597    $   108,717,047
Dividends and/or
distributions reinvested       103,489              2,573,784          143,023          2,741,763
Redeemed                      (849,565)           (21,107,854) 1    (1,775,168)       (35,391,382)
                           -----------------------------------------------------------------------
Net increase                 2,503,381         $   64,622,340        3,829,452    $    76,067,428
                           =======================================================================


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

                           SIX MONTHS ENDED FEBRUARY 28, 2005          YEAR ENDED AUGUST 31, 2004
                                SHARES                 AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS N
Sold                         1,127,645           $ 28,471,252        1,134,305    $    22,542,746
Dividends and/or
distributions reinvested        30,019                748,977           23,641            454,865
Redeemed                      (242,522)            (6,177,581) 1      (424,467)        (8,294,432)
                           -----------------------------------------------------------------------
Net increase                   915,142           $ 23,042,648          733,479    $    14,703,179
                           =======================================================================

1. Net of Redemption Fees of $33,429, $2,279, $3,572 and $645 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2005, were $1,038,911,364 and $236,602,495, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average annual net assets of the Fund, 0.95% of the next $250 million, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $2,683,874 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $1,656,413, $1,892,561 and $384,411, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B          CLASS C           CLASS N
                          CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                        FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS            RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                 DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
February 28, 2005       $ 565,060          $ 20,732         $ 108,199         $ 40,611          $ 14,015

--------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $1,089 and $8,919 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                                 CONTRACT           VALUATION
                                                    EXPIRATION     AMOUNT               AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                     DATES     (000S)       FEB. 28, 2005    APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hungary Forints [HUF]                                   3/2/05     39,446HUF    $     215,928    $         55   $         --
Indian Rupee [INR]                                      3/1/05     69,617INR        1,594,337              --          1,462
Singapore Dollar [SGD]                           3/1/05-3/2/05      2,095SGD        1,291,538           6,982             --
Thailand Baht [THB]                                     3/1/05    117,417THB        3,070,517          14,386             --
                                                                                                 ---------------------------
Total unrealized appreciation and depreciation                                                   $     21,423   $      1,462
                                                                                                 ===========================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By:      _____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      _____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      _____________________________
         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005